Initial Public Offering	9 Months Ended
Jun. 30, 2013
Equity [Abstract]
Initial Public Offering

10. Initial Public Offering

        On June 12, 2013, the Company completed the IPO. Pursuant to a registration statement declared effective on June 6, 2013 (File No. 333-187745), the Company sold 5,750 shares of its common stock in the IPO at a price per share of $15.00 for an aggregate offering price of $80,213, net of underwriting discounts and commissions of $6,037. In addition, the Company incurred other offering costs totaling $2,504, for net capital raised of $77,709.

        In connection with the completion of the IPO, the Company had certain debt and equity securities outstanding that converted to common stock. The table below reflects the number of shares of the Company's common stock outstanding immediately following the completion of the IPO:

Number of Shares
(in thousands)
Common stock outstanding before the IPO	9,935
Common stock issued in IPO (including exercise of the full over-allotment by the underwriters of 750 shares of common stock)	5,750
Conversion of Series A-1 and A-2 preferred stock	5,336
Satisfaction of cumulative dividends on Series A-1 and A-2 preferred stock	412
Conversion of convertible debentures	443
Conversion of Submittal Exchange Holdings Class A preferred Units	963
Total number of shares of common stock outstanding as of June 12, 2013	22,839

        The outstanding shares of the Company's Series A-1 and A-2 preferred stock automatically converted into 5,336 shares of common stock at a conversion rate of 1:2.84 and the cumulative unpaid dividends were satisfied through the issuance of 412 additional shares of common stock through an adjustment to the conversion rate.

        The outstanding balance of principal and accrued PIK interest thereon for the convertible debentures (see Note 3) automatically converted into 443 shares of common stock at a conversion price equal to the IPO price of $15.00 per share. As a result of the conversion, the Company recorded a charge of $863 to interest expense during the three months ended June 30, 2013 related to the write off of the unamortized debt discounts, and it recorded other income of $82 related to the conversion option liability that no longer exists post-IPO.

        The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings at acquisition, which were reflected as non-controlling interest in the consolidated financial statements in prior periods. The Class A preferred units converted into 963 common shares on a 1:2 basis in connection with the IPO, at which time the non-controlling interest was eliminated.